Leases, Operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease description [Line Items]
Operating lease assets	$ 1,725	$ 1,946
Operating lease liabilities	1,854	1,985
Operating lease liability, current	$ 344	$ 336
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities	Accrued liabilities
Operating lease, weighted average discount rate	3.40%	3.30%
Operating lease, lessee, remaining lease term	21 years
Operating lease, weighted average remaining lease term	9 years
Minimum [Member]
Lease description [Line Items]
Operating lease, extension term	1 year
Maximum [Member]
Lease description [Line Items]
Operating lease, extension term	20 years